Group - Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ (9)	$ 11
Foreign currency translation reserve
Other comprehensive income that will be reclassified to profit or loss, net of tax	45	50	$ 35
Non-foreign operations | Foreign currency translation reserve
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 1,411	$ 1,410	$ 1,411